Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Tabular disclosure of information by geographic area

			Total Revenue
	2021	2020	2019
	$m	$m	$m
UK	3,245	1,741	1,822

Rest of Europe
France	915	653	578
Germany	1,486	937	704
Italy	577	431	396
Spain	578	398	359
Sweden	2,322	1,026	834
Others	1,949	1,391	1,291
	7,827	4,836	4,162
The Americas
Canada	772	596	466
US	12,047	8,955	8,047
Others	1,203	761	814
	14,022	10,312	9,327
Asia, Africa & Australasia
Australia	547	282	266
China	6,002	5,345	4,867
Japan	3,395	2,567	2,522
Others	2,379	1,534	1,418
	12,323	9,728	9,073
Total Revenue	37,417	26,617	24,384

Total Revenue outside of the UK totalled $34,172m for the year ended 31 December 2021 (2020: $24,876m; 2019: $22,562m).

		Operating profit/(loss)			(Loss)/profit before tax
	2021	2020	2019	2021	2020	2019
	$m	$m	$m	$m	$m	$m
UK	(950)	824	466	(1,477)	518	93
Rest of Europe	2,999	2,838	1,502	2,682	2,356	1,006
The Americas	(1,936)	758	(8)	(2,401)	297	(474)
Asia, Africa & Australasia	943	742	964	931	745	923
Continuing operations	1,056	5,162	2,924	(265)	3,916	1,548

Tabular disclosure of assets by geographic area

			Non-current assets	[1]			Total assets
	2021	2020	2019		2021	2020	2019
	$m	$m	$m		$m	$m	$m
UK	7,692	7,900	6,874		16,615	17,851	15,302
Rest of Europe	39,171	15,821	15,245		48,383	19,738	18,182
The Americas	26,570	18,501	19,663		34,301	23,640	23,380
Asia, Africa & Australasia	1,254	1,354	1,253		6,064	5,500	4,513
Continuing operations	74,687	43,576	43,035		105,363	66,729	61,377

			Assets acquired	[2]		Net operating assets		[3]
	2021	2020	2019		2021	2020	2019
	$m	$m	$m		$m	$m	$m
UK	810	1,611	2,255		3,239	5,244	4,206
Rest of Europe	26,527	505	386		40,161	10,242	9,201
The Americas	10,810	286	236		24,786	15,697	15,929
Asia, Africa & Australasia	94	116	120		736	607	1,432
Continuing operations	38,241	2,518	2,997		68,922	31,790	30,768

1	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
2	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
3	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2021	2020	2019
	$m	$m	$m
UK	2,542	2,227	1,920
Ireland	969	–	–
Sweden	1,593	1,755	1,488
US	2,660	2,662	2,758
Rest of the world	1,419	1,607	1,522
Continuing operations	9,183	8,251	7,688

Tabular disclosure of product sales

	2021	2020	2019
	$m	$m	$m
UK	1,206	611	458
Rest of Europe	6,792	4,446	3,891
The Americas	14,893	10,004	9,032
Asia, Africa & Australasia	13,650	10,829	10,184
Continuing operations	36,541	25,890	23,565